OTHER CURRENT ASSETS, OTHER ASSETS, ACCRUED EXPENSES, OTHER CURRENT LIABILITIES, AND OTHER LIABILITIES AND DEFERRED CREDITS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Other Current Assets Other Assets Accrued Expenses Other Current Liabilities And Other Non Current Liabilities And Deferred Credits [Abstract]
Schedule of Other Current Assets

A summary of other current assets at June 30, 2018 and December 31, 2017 is as follows:

	Successor
(In thousands)	June 30, 2018	December 31, 2017
Deposits	$2,151	1,780
Investments held in rabbi trust (A)	45	8,908
Prepaid expenses	8,017	8,442

	$10,213	19,130

(A)

The company converted substantially all investments held in the rabbi trust to cash to fund a lump sum benefit to the former CEO in May 2018. Refer to Note (6) for more information regarding this payment.

A summary of other current assets is as follows:

	Successor	Predecessor
(In thousands)	December 31, 2017	March 31, 2017
Deposits	$1,780	3,057
Reorganization related retainer payments	50	3,938
Investments held in rabbi trust (A)	8,908	—
Prepaid expenses	8,392	11,414

	$19,130	18,409

(A)	The company plans to liquidate the rabbi trust (valued at $8.9 million as of December 31, 2017) in advance of paying a lump sum benefit to the former CEO in April 2018 of $9.6 million.

Schedule Of Other Assets

A summary of other assets at June 30, 2018 and December 31, 2017 is as follows:

	Successor
(In thousands)	June 30, 2018	December 31, 2017
Recoverable insurance losses	$2,585	2,405
Investments held for supplemental savings plan accounts	5,274	6,583
Long-term deposits	13,763	16,217
Other	5,157	5,847

	$26,779	31,052

A summary of other assets is as follows:

	Successor	Predecessor
(In thousands)	December 31, 2017	March 31, 2017
Recoverable insurance losses	$2,405	10,142
Deferred income tax assets	—	39,134
Investments held for savings plans and SERP	6,583	14,835
Accumulated costs of rejected vessel (B)	—	48,382
Long-term deposits	16,217	15,162
Other	5,847	11,880

	$31,052	139,535

(B)	Refer to Note (14) of “Notes to Consolidated Financial Statements” included in this joint proxy statement/prospectus for additional information regarding the vessel rejected at the time of delivery.

Schedule of Accrued Expenses

A summary of accrued expenses at June 30, 2018 and December 31, 2017 is as follows:

	Successor
(In thousands)	June 30, 2018	December 31, 2017
Payroll and related payables (B)	$9,004	17,344
Commissions payable (C)	2,488	1,898
Accrued vessel expenses	28,701	27,222
Accrued interest expense	5,958	6,036
Other accrued expenses	3,161	2,306

	$49,312	54,806

(B)	The balance at December 31, 2017 includes $8.9 million payable to the former CEO, which was paid in May 2018.
(C)	Excludes $30.2 million and $36.4 million of commissions due to Sonatide at June 30, 2018 and December 31, 2017, respectively. These amounts are included in amounts due to affiliates.

A summary of accrued expenses is as follows:

	Successor	Predecessor
(In thousands)	December 31, 2017	March 31, 2017
Payroll and related payables (C)	$17,344	10,465
Commissions payable (D)	1,898	2,143
Accrued vessel expenses	27,222	41,580
Accrued interest expense (E)	6,036	15,021
Other accrued expenses	2,306	8,912

	$54,806	78,121

(C)	Includes a $9.6 million payable related to a lump sum payment to the former CEO which is expected to be paid in April 2018.
(D)	Excludes $36.4 million and $34.7 million of commissions due to Sonatide at December 31, 2017 and March 31, 2017, respectively. These amounts are included in amounts due to affiliates.
(E)	Accrued interest as of December 31, 2017, reflects the company’s post-restructuring capital structure which includes debt of $448.2 million.

Schedule of Other Current Liabilities

A summary of other current liabilities at June 30, 2018 and December 31, 2017 is as follows:

	Successor
(In thousands)	June 30, 2018	December 31, 2017
Taxes payable	$15,988	10,326
Amounts payable to holders of General Unsecured Claims	—	8,474
Other	1,827	893

	$17,815	19,693

A summary of other current liabilities is as follows:

	Successor	Predecessor
(In thousands)	December 31, 2017	March 31, 2017
Taxes payable	$10,326	23,497
Deferred gain on vessel sales—current (F)	—	23,798
Amounts payable to holders of General Unsecured Claims (G)	8,474	—
Other	893	1,134

	$19,693	48,429

(F)

Deferred gains related to the company’s sale leaseback vessels were recognized as reorganization items in the quarter ended June 30, 2017, due to the company’s rejection of its lease contracts as part of the Chapter 11 proceedings. Refer to Note (4), “Reorganization Items.”

(G)	Remaining payable to holders of General Unsecured Claims which was paid in January 2018.

Schedule of Other Liabilities and Deferred Credits

A summary of other liabilities at June 30, 2018 and December 31, 2017 is as follows:

	Successor
(In thousands)	June 30, 2018	December 31, 2017
Postretirement benefits liability	$2,420	2,642
Pension liabilities	36,526	36,614
Deferred supplemental savings plan liability	5,277	6,592
Other	13,462	12,728

	$57,685	58,576

A summary of other liabilities and deferred credits is as follows:

	Successor	Predecessor
(In thousands)	December 31, 2017	March 31, 2017
Postretirement benefits liability	$2,642	4,394
Pension liabilities	36,614	40,339
Deferred gain on vessel sales (H)	—	88,923
Other	19,320	21,049

	$58,576	154,705

(H)

Deferred gains related to the company’s sale leaseback vessels were recognized as reorganization items in the quarter ended June 30, 2017, due to the company’s rejection of its lease contracts as part of the Chapter 11 proceedings. Refer to Note (4), “Reorganization Items.”